Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			8 Months Ended	9 Months Ended
	Dec. 31, 2021	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
Investments held in Trust Account	$ 204,113,336		$ 204,113,336	$ 205,398,150
Total offering costs		$ 11,274,404
Temporary equity, Carrying amount, Attributable to parent	204,102,000		204,102,000	205,398,150
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits, Income tax penalties and interest expense	0		0	0
Cash, FDIC Insured amount	250,000		250,000	250,000
Cash equivalents	$ 0		$ 0	$ 0